SCHEDULE OF PARENT COMPANY BALANCE SHEETS (Details) (Parenthetical) - $ / shares	Mar. 31, 2026	Nov. 27, 2025	Sep. 30, 2025
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value			$ 0.001
Ordinary shares, shares authorized			50,000,000
Ordinary shares, shares issued			17,025,000
Ordinary shares, shares outstanding			17,025,000
Common Class A [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.001	$ 0.001
Ordinary shares, shares authorized	467,290,000
Ordinary shares, shares issued	4,315,000
Ordinary shares, shares outstanding	4,315,000
Common Class B [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.001	$ 0.001
Ordinary shares, shares authorized	32,710,000
Ordinary shares, shares issued	12,710,000
Ordinary shares, shares outstanding	12,710,000
Parent [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.001		$ 0.001
Ordinary shares, shares authorized	50,000,000		50,000,000
Ordinary shares, shares issued	17,025,000		17,025,000
Ordinary shares, shares outstanding	17,025,000		17,025,000
Parent [Member] | Common Class A [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.001		$ 0.001
Ordinary shares, shares authorized	467,290,000		467,290,000
Ordinary shares, shares issued	4,315,000		4,315,000
Ordinary shares, shares outstanding	4,315,000		4,315,000
Parent [Member] | Common Class B [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.001		$ 0.001
Ordinary shares, shares authorized	32,710,000		32,710,000
Ordinary shares, shares issued	12,710,000		12,710,000
Ordinary shares, shares outstanding	12,710,000		12,710,000